VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.5%
Communication Services—0.8%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 2,000	$ 1,971
Cable One, Inc. 144A 4.000%, 11/15/30(1)	2,000	1,844
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	5,000	4,801
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	1,500	581
DISH DBS Corp. 7.375%, 7/1/28	3,000	2,842
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,858
iHeartCommunications, Inc. 8.375%, 5/1/27	4,900	5,066
Skillz, Inc. 144A 10.250%, 12/15/26(1)	685	596
TEGNA, Inc. 4.625%, 3/15/28	2,500	2,487
Uniti Group LP 144A 4.750%, 4/15/28(1)	2,000	1,888
		23,934

Consumer Discretionary—0.5%
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	1,500	1,314
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	4,437	4,326
QVC, Inc. 4.750%, 2/15/27	3,000	2,872
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	2,445
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	3,034
		13,991

Energy—0.1%
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	2,000	2,080
Financials—0.4%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	3,000	2,689
MPH Acquisition Holdings LLC 144A 5.750%, 11/1/28(1)	4,826	4,358
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	2,000	1,920
	Par Value	Value

Financials—continued
Rocket Mortgage LLC 144A 3.875%, 3/1/31(1)	$ 1,000	$ 905
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	990	944
		10,816

Health Care—0.9%
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	8,002	7,179
Encompass Health Corp. 4.500%, 2/1/28	3,000	2,940
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	2,000	1,847
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	8,500	8,638
Teva Pharmaceutical Finance Netherlands III B.V. 7.125%, 1/31/25	5,000	5,260
		25,864

Industrials—0.6%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	2,000	1,840
Griffon Corp. 5.750%, 3/1/28	2,000	1,923
Icahn Enterprises LP 4.375%, 2/1/29	2,000	1,835
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	7,800	7,821
TMS International Corp. 144A 6.250%, 4/15/29(1)	3,420	3,249
		16,668

Information Technology—0.8%
Alliance Data Systems Corp. 144A 4.750%, 12/15/24(1)	2,000	1,966
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	3,000	3,048
Elastic N.V. 144A 4.125%, 7/15/29(1)	7,996	7,436
NCR Corp. 144A 5.125%, 4/15/29(1)	4,600	4,422
	Par Value	Value

Information Technology—continued
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	$ 3,000	$ 2,857
Twilio, Inc. 3.625%, 3/15/29	3,500	3,299
Virtusa Corp. 144A 7.125%, 12/15/28(1)	1,950	1,813
		24,841

Materials—0.3%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	3,280
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,363
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	4,969	4,876
		10,519

Real Estate—0.1%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	2,000	1,865
Total Corporate Bonds and Notes (Identified Cost $137,637)		130,578

Leveraged Loans—92.1%
Aerospace—3.5%
Amentum Government Services Holdings LLC Tranche B (3 month Term SOFR + 4.000%) 4.500% - 4.777%, 2/15/29(2)	10,800	10,678
American Airlines, Inc.
(3 month LIBOR + 4.750%) 5.500%, 4/20/28(2)	13,285	13,439
2017, Tranche B (6 month LIBOR + 2.000%) 2.840%, 12/15/23(2)	10,577	10,434
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(2)	5,226	5,148
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Cobham Ultra U.S. Co. Borrower LLC (3 month LIBOR + 4.000%) 0.000%, 11/17/28(2)(3)	$ 4,215	$ 4,164
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(2)	9,008	9,288
Ducommun, Inc. Tranche B (1 month LIBOR + 4.000%) 4.457%, 11/21/25(2)	6,613	6,575
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 4.506%, 4/6/26(2)	4,463	4,378
2020, Tranche B-2 (3 month LIBOR + 3.500%) 4.506%, 4/6/26(2)	2,400	2,353
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(2)	3,372	3,324
MB Aerospace Holdings II Corp. First Lien (3 month LIBOR + 3.500%) 4.506%, 1/22/25(2)	3,580	3,219
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(2)	11,790	12,217
Spirit AeroSystems, Inc. Tranche B (1 month LIBOR + 3.750%) 4.250%, 1/15/25(2)	3,859	3,849
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.707%, 5/30/25(2)	5,424	5,321
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(2)	5,643	5,568
		99,955

Chemicals—5.3%
Alpha 3 B.V. (1 month LIBOR + 2.500%) 3.000%, 3/18/28(2)	7,793	7,682
	Par Value	Value

Chemicals—continued
ARC Falcon I, Inc.
(1 month LIBOR + 3.750%) 4.250%, 9/30/28(2)	$ 3,917	$ 3,816
Second Lien (1 month LIBOR + 7.000%) 7.500%, 9/30/29(2)	5,000	4,825
Aruba Investments Holdings LLC First Lien (6 month LIBOR + 3.750%) 4.500%, 11/24/27(2)	2,639	2,599
Ascend Performance Materials Operations LLC 2021 (3 month LIBOR + 4.750%) 5.756%, 8/27/26(2)	6,227	6,199
ASP Chromaflo Intermediate Holdings, Inc.
Tranche B-1 (1 month LIBOR + 3.500%) 4.500%, 11/20/23(2)	762	726
Tranche B-2, First Lien (1 month LIBOR + 3.500%) 4.500%, 11/20/23(2)	1,077	1,026
Bakelite UK Intermediate Ltd. (3 month LIBOR + 4.000%) 0.000%, 2/2/29(2)(3)	3,425	3,331
Blue Tree Holdings, Inc. (3 month LIBOR + 2.500%) 3.500%, 3/4/28(2)	7,143	6,946
Consolidated Energy Finance S.A. (6 month LIBOR + 2.500%) 2.964%, 5/7/25(2)	8,827	8,496
Diamond BC B.V. Tranche B (1 month LIBOR + 2.750%) 3.250%, 9/29/28(2)	3,501	3,426
Ecovyst Catalyst Technologies LLC (3 month LIBOR + 2.500%) 3.000%, 6/9/28(2)	3,295	3,248
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27(2)	4,399	4,324
	Par Value	Value

Chemicals—continued
Geon Performance Solutions LLC (1 month LIBOR + 4.750%) 5.500%, 8/18/28(2)	$ 3,731	$ 3,715
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 4.750%, 7/3/28(2)	6,288	6,123
Hexion Holdings Corp.
First Lien (3 month Term SOFR + 4.500%) 5.000%, 3/15/29(2)	4,635	4,519
Second Lien (1 month Term SOFR + 7.438%) 7.938%, 3/15/30(2)	4,305	4,111
Ineos U.S. Finance LLC 2028 (1 month LIBOR + 2.500%) 3.000%, 11/8/28(2)	6,220	6,090
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(2)	1,990	1,952
Kraton Corp. (3 month Term SOFR + 3.250%) 3.990%, 3/15/29(2)	3,035	2,995
LSF11 AS Holdco LLC Tranche B (3 month LIBOR + 3.500%) 4.000%, 10/15/28(2)	2,850	2,807
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.750%) 6.500%, 12/1/26(2)	4,828	4,683
Meridian Adhesives Group, Inc. (3 month LIBOR + 4.000%) 4.750%, 7/24/28(2)	3,796	3,734
Minerals Technologies, Inc. Tranche B-1 (1 month LIBOR + 2.250%) 3.000%, 2/14/24(2)	5,812	5,783
Momentive Performance Materials, Inc. First Lien (1 month LIBOR + 3.250%) 3.420%, 5/15/24(2)	6,804	6,711
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Neptune Husky U.S. Bidco LLC (3 month Term SOFR + 5.000%) 5.651%, 1/3/29(2)	$ 4,750	$ 4,661
Oxea Corp. Tranche B-2 (1 month LIBOR + 3.250%) 3.563%, 10/14/24(2)	1,989	1,944
Pearls Netherlands Bidco B.V. 0.000%, (2)(3)	3,435	3,355
PMHC II, Inc. (3 month LIBOR + 4.500%) 0.000%, 4/21/29(2)(3)	7,928	7,548
Sparta U.S. Holdco LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 8/2/28(2)	2,299	2,265
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 4.006%, 10/1/25(2)	6,744	6,634
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.709%, 5/3/28(2)	3,409	3,345
Tronox Finance LLC 2022, First Lien (3 month LIBOR + 3.250%) 0.000%, 4/4/29(2)(3)	4,335	4,305
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 4.500% - 4.506%, 10/28/24(2)	3,336	3,204
Second Lien (3 month LIBOR + 8.250%) 9.250%, 10/27/25(2)	7,470	7,180
		154,308

Consumer Durables—0.9%
Fender Musical Instruments Corp. (1 month Term SOFR + 4.000%) 4.500%, 12/1/28(2)	3,023	2,993
Lakeshore Learning Materials (3 month LIBOR + 3.500%) 4.000%, 9/29/28(2)	4,309	4,227
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 3.000%, 10/20/28(2)	5,072	4,972
	Par Value	Value

Consumer Durables—continued
Specialty Building Products Holdings LLC First Lien (1 month LIBOR + 3.750%) 4.250%, 10/15/28(2)	$ 2,515	$ 2,450
Weber-Stephen Products LLC
2022, Tranche B (1 month Term SOFR + 4.250%) 5.000%, 10/30/27(2)	1,950	1,916
Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27(2)	5,708	5,520
Zodiac Pool Solutions LLC Tranche B (1 month Term SOFR + 2.000%) 2.500%, 1/29/29(2)	2,968	2,940
		25,018

Consumer Non-Durables—1.8%
ABG Intermediate Holdings 2 LLC
2021 (3 month LIBOR + 3.250%) 3.758%, 9/27/24(2)	5,848	5,794
Second Lien (3 month Term SOFR + 6.000%) 6.500%, 12/20/29(2)	1,690	1,673
Albion Acquisitions Ltd. Tranche B (3 month LIBOR + 5.250%) 5.750%, 7/31/26(2)	5,032	4,978
Birkenstock U.S. Bidco, Inc. Tranche B (6 month LIBOR + 3.250%) 3.750%, 4/28/28(2)	4,084	4,036
Conair Holdings LLC First Lien (3 month LIBOR + 3.750%) 4.756%, 5/17/28(2)	7,268	7,141
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 2.560%, 4/7/25(2)	7,141	6,953
Energizer Holdings, Inc. (3 month LIBOR + 2.250%) 2.750%, 12/22/27(2)	2,673	2,626
LABL, Inc. (1 month LIBOR + 5.000%) 5.500%, 10/30/28(2)	3,835	3,779
	Par Value	Value

Consumer Non-Durables—continued
New Trojan Parent, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 1/6/28(2)	$ 5,714	$ 5,521
Olaplex, Inc. (1 month Term SOFR + 3.750%) 4.250%, 2/23/29(2)	3,255	3,239
Osmosis Buyer Ltd. (3 month LIBOR + 4.000%) 0.000%, 7/31/28(2)(3)	4,685	4,632
		50,372

Energy—1.8%
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.250%, 6/24/24(2)	10,350	10,319
AL NGPL Holdings LLC (3 month LIBOR + 3.750%) 4.750%, 4/14/28(2)	3,144	3,122
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.959%, 11/3/25(2)	7,489	7,467
BCP Renaissance Parent LLC Tranche B-3 (1 month Term SOFR + 3.500%) 4.500%, 11/2/26(2)	12,017	11,847
Blackbrush Oil & Gas LP PIK Interest Capitalization (3 month LIBOR + 5.000%) 6.000%, 9/3/25(2)(4)	4,828	4,710
Keane Group Holdings LLC (1 month LIBOR + 4.500%) 5.500%, 5/25/25(2)	2,985	2,958
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.500%, 10/18/28(2)	1,995	1,971
Southwestern Energy Co. (3 month Term SOFR + 2.500%) 3.301%, 6/22/27(2)	3,791	3,781
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(2)	5,242	5,214
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Woodford Express LLC (3 month LIBOR + 5.000%) 6.000%, 1/27/25(2)	$ 1,183	$ 1,166
		52,555

Financial—6.0%
Acrisure LLC
2020, Tranche B (1 month LIBOR + 3.500%) 3.957%, 2/15/27(2)	7,814	7,690
2021 (1 month LIBOR + 4.250%) 4.750%, 2/15/27(2)	693	689
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.006%, 4/3/24(2)	3,632	3,252
Apollo Commercial Real Estate Finance, Inc. (1 month LIBOR + 2.750%) 3.207%, 5/15/26(2)	3,491	3,421
Aretec Group, Inc. First Lien (1 month LIBOR + 4.250%) 4.707%, 10/1/25(2)	12,615	12,495
Armor Holdco, Inc. (3 month LIBOR + 4.500%) 5.203%, 12/11/28(2)	3,771	3,756
AssuredPartners, Inc. (3 month LIBOR + 3.500%) 0.000%, 2/12/27(2)(3)	2,045	2,019
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.707%, 1/31/28(2)	5,700	5,580
Tranche B-4 (1 month LIBOR + 5.250%) 5.707%, 1/20/29(2)	12,795	12,491
Tranche B-8 (3 month LIBOR + 3.250%) 3.707%, 12/23/26(2)	23,359	22,824
Blackstone Mortgage Trust, Inc. Tranche B (1 month LIBOR + 2.750%) 3.250%, 4/23/26(2)	4,987	4,950
Castlelake Aviation One Designated Activity Co. (3 month LIBOR + 2.750%) 3.250%, 10/22/26(2)	2,751	2,674
	Par Value	Value

Financial—continued
Citadel Securities LP 2021 (1 month Term SOFR + 2.500%) 2.927%, 2/2/28(2)	$ 7,409	$ 7,360
CTC Holdings LP (3 month Term SOFR + 5.150%) 5.527%, 2/20/29(2)	1,380	1,349
DRW Holdings LLC First Lien (1 month LIBOR + 3.750%) 4.207%, 3/1/28(2)	8,301	8,218
EIG Management Co. LLC (1 month LIBOR + 3.750%) 4.500%, 2/24/25(2)	120	119
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 3.506%, 2/1/27(2)	3,845	3,772
HighTower Holding LLC (3 month LIBOR + 4.000%) 4.750%, 4/21/28(2)	5,537	5,482
Hudson River Trading LLC (1 month Term SOFR + 3.114%) 3.427%, 3/20/28(2)	3,884	3,818
Jane Street Group LLC (1 month LIBOR + 2.750%) 3.207%, 1/26/28(2)	8,958	8,818
Mariner Wealth Advisors LLC
(3 month LIBOR + 3.250%) 3.750%, 8/18/28(2)	2,538	2,497
(3 month LIBOR + 3.250%) 3.750% - 4.256%, 8/18/28(2)	363	357
Mitchell International, Inc. First Lien (1 month LIBOR + 3.750%) 4.250%, 10/16/28(2)	5,865	5,762
Nexus Buyer LLC (1 month LIBOR + 3.750%) 4.207%, 11/9/26(2)	3,445	3,408
OneDigital Borrower LLC 2021, Tranche B (3 month Term SOFR + 4.250%) 4.750%, 11/16/27(2)	3,716	3,686
Orion Advisor Solutions, Inc. (3 month LIBOR + 3.750%) 4.500%, 9/24/27(2)	6,128	6,068
	Par Value	Value

Financial—continued
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(2)	$ 6,527	$ 6,445
Russell Investments U.S. Institutional Holdco, Inc. 2025 (3 month LIBOR + 3.500%) 5.000%, 5/30/25(2)	6,570	6,477
Superannuation and Investments U.S. LLC (1 month LIBOR + 3.750%) 4.250%, 12/1/28(2)	4,210	4,160
VFH Parent LLC (3 month SOFR 5D + 3.000%) 3.500%, 1/13/29(2)	6,950	6,872
Walker & Dunlop, Inc. (3 month Term SOFR + 2.250%) 2.750%, 12/16/28(2)	2,758	2,737
WH Borrower (3 month Term SOFR + 5.500%) 6.000%, 2/15/27(2)	3,360	3,293
Zebra Buyer LLC (3 month LIBOR + 3.250%) 4.313%, 11/1/28(2)	1,535	1,523
		174,062

Food / Tobacco—2.7%
CHG PPC Parent LLC (1 month LIBOR + 3.250%) 3.500%, 12/8/28(2)	3,795	3,700
Domtar Corp. (1 month LIBOR + 5.500%) 6.250%, 11/30/28(2)	5,784	5,712
Evergreen AcqCo 1 LP (3 month LIBOR + 5.500%) 6.506%, 4/26/28(2)	4,448	4,409
Flynn Restaurant Group LP 2021 (1 month LIBOR + 4.250%) 4.750%, 12/1/28(2)	5,466	5,379
IRB Holding Corp.
2022, Tranche B (3 month Term SOFR + 3.000%) 3.750%, 12/15/27(2)	4,197	4,169
Tranche B (3 month LIBOR + 2.750%) 3.756%, 2/5/25(2)	1,990	1,972
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
MIC Glen LLC
(3 month LIBOR + 3.500%) 4.000%, 7/21/28(2)	$ 2,489	$ 2,453
Second Lien (1 month LIBOR + 6.750%) 7.250%, 6/18/29(2)	830	813
Milk Specialties Co. 2021 (3 month LIBOR + 4.000%) 5.000%, 8/15/25(2)	4,129	4,106
Naked Juice LLC
(3 month Term SOFR + 3.250%) 4.001%, 1/24/29(2)	5,095	5,004
Second Lien (3 month Term SOFR + 6.000%) 6.751%, 1/24/30(2)	3,830	3,811
Primary Products Finance LLC (3 month LIBOR + 4.000%) 0.000%, 4/2/29(2)(3)	3,360	3,327
Quirch Foods Holdings LLC 2021 (3 month LIBOR + 4.500%) 5.500%, 10/27/27(2)	5,534	5,493
Sycamore Buyer LLC Tranche B (3 month LIBOR + 2.250%) 0.000%, 9/24/28(2)(3)	5,025	4,929
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.506%, 3/31/28(2)	6,670	6,494
United Natural Foods, Inc. First Lien (1 month LIBOR + 3.250%) 3.707%, 10/22/25(2)	4,302	4,258
Whole Earth Brands, Inc. (3 month LIBOR + 4.500%) 5.510%, 2/2/28(2)	7,401	7,296
Woof Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.678%, 12/21/27(2)	4,613	4,573
	Par Value	Value

Food / Tobacco—continued
Second Lien (3 month LIBOR + 7.250%) 8.178%, 12/21/28(2)	$ 500	$ 493
		78,391

Forest Prod / Containers—2.7%
Anchor Packaging LLC (1 month LIBOR + 4.000%) 0.000%, 7/18/26(2)	2,762	2,707
Berlin Packaging LLC
Tranche B-4 (3 month LIBOR + 3.250%) 3.750%, 3/11/28(2)	4,811	4,717
Tranche B-5 (1 month LIBOR + 3.750%) 4.250%, 3/13/28(2)	1,194	1,181
Clydesdale Acquisition Holdings, Inc. Tranche B (3 month LIBOR + 4.250%) 0.000%, 4/13/29(2)(3)	3,950	3,884
Flex Acquisition Co., Inc.
2018, Tranche B (3 month LIBOR + 3.000%) 0.000%, 6/29/25(2)(3)	11,180	11,153
2021 (3 month LIBOR + 3.500%) 0.000%, 3/2/28(2)(3)	4,096	4,085
Graham Packaging Co., Inc. (1 month LIBOR + 3.000%) 3.750%, 8/4/27(2)	11,382	11,167
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.554%, 2/12/26(2)	2,772	2,517
Mar Bidco S.a.r.l. Tranche B (3 month LIBOR + 4.250%) 4.750%, 7/7/28(2)	3,726	3,670
Pregis Topco LLC (1 month LIBOR + 4.000%) 4.500%, 7/31/26(2)	6,318	6,176
Schweitzer-Mauduit International, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 4/20/28(2)	6,486	6,367
	Par Value	Value

Forest Prod / Containers—continued
Spa Holdings 3 Oy Tranche B (3 month LIBOR + 3.750%) 4.500%, 2/4/28(2)	$ 3,085	$ 2,985
Sylvamo Corp. Tranche B (1 month LIBOR + 4.500%) 5.000%, 8/18/28(2)	6,495	6,332
TricorBraun, Inc. (1 month LIBOR + 3.250%) 3.750%, 3/3/28(2)	6,736	6,558
Trident TPI Holdings, Inc.
Tranche B-3 (1 month LIBOR + 4.000%) 4.500%, 9/15/28(2)	3,782	3,727
Tranche B-3 (3 month LIBOR + 4.000%) 4.500%, 9/15/28(2)	338	333
		77,559

Gaming / Leisure—3.3%
AP Gaming I LLC Tranche B (3 month Term SOFR + 4.000%) 4.750%, 2/15/29(2)	3,100	3,038
Aristocrat Technologies, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.004%, 10/19/24(2)	3,000	2,967
Ballys Corp. Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/2/28(2)	3,149	3,130
Caesars Resort Collection LLC
Tranche B (1 month LIBOR + 2.750%) 3.207%, 12/23/24(2)	9,389	9,330
Tranche B-1 (1 month LIBOR + 3.500%) 3.957%, 7/21/25(2)	11,721	11,669
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(2)	668	652
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(2)	264	257
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Enterprise Development Authority Tranche B (1 month LIBOR + 4.250%) 5.000%, 2/28/28(2)	$ 2,030	$ 2,010
Everi Holdings, Inc. Tranche B (3 month LIBOR + 2.500%) 3.008%, 8/3/28(2)	3,149	3,125
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 4.500%, 1/26/29(2)	5,940	5,903
GVC Holdings Gibraltar Ltd. Tranche B (3 month LIBOR + 2.250%) 3.743%, 3/29/27(2)	3,292	3,259
Herschend Entertainment Co. LLC (1 month LIBOR + 3.750%) 4.250%, 8/27/28(2)	1,657	1,644
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(2)	2,924	2,904
Jack Ohio Finance LLC (1 month LIBOR + 4.750%) 5.500%, 10/4/28(2)	2,509	2,477
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(2)	3,911	3,815
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 3.207%, 3/13/28(2)	4,485	4,413
Scientific Games Holdings LP Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 4/4/29(2)(3)	10,865	10,752
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.207%, 8/14/24(2)	8,792	8,753
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 3.256%, 7/21/26(2)	6,459	6,401
	Par Value	Value

Gaming / Leisure—continued
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.710%, 2/8/27(2)	$ 6,269	$ 6,177
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(2)	2,919	2,886
		95,562

Health Care—11.7%
ADMI Corp.
(1 month LIBOR + 3.375%) 3.875%, 12/23/27(2)	1,990	1,953
(1 month LIBOR + 3.500%) 4.000%, 12/23/27(2)	2,687	2,651
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.500%, 1/4/26(2)	3,051	3,029
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 4.000%, 8/24/28(2)	10,552	10,437
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 4.000%, 5/4/25(2)	7,459	7,334
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(2)	3,787	3,711
AthenaHealth Group, Inc. (1 month Term SOFR + 3.500%) 4.000%, 2/15/29(2)	17,268	17,057
Avantor Funding, Inc. Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 11/8/27(2)	2,762	2,737
Bausch Health Cos., Inc.
(3 month LIBOR + 3.000%) 0.000%, 6/2/25(2)(3)	3,608	3,575
Tranche B (3 month LIBOR + 5.250%) 0.000%, 1/27/27(2)(3)	4,095	4,049
Cano Health LLC 2022 (3 month Term SOFR + 4.000%) 4.507%, 11/23/27(2)	2,956	2,906
	Par Value	Value

Health Care—continued
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 2.500%, 2/22/28(2)	$ 1,985	$ 1,980
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 3.500%, 3/1/24(2)	19,077	18,948
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.500%) 4.506% - 5.000%, 9/29/28(2)	3,124	3,092
Embecta Corp. First Lien (3 month LIBOR + 3.000%) 0.000%, 3/30/29(2)(3)	3,168	3,121
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.207%, 10/10/25(2)	6,869	4,545
FINThrive Software Intermediate Holdings, Inc.
(6 month LIBOR + 4.000%) 4.500%, 12/18/28(2)	5,175	5,112
Second Lien (3 month LIBOR + 6.750%) 7.250%, 12/17/29(2)	2,115	2,075
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 5.006%, 10/1/27(2)	7,648	7,629
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.000%, 9/2/28(2)	5,641	5,613
Grifols Worldwide Operations USA, Inc. Tranche B (3 month LIBOR + 2.000%) 0.000%, 11/15/27(2)(3)	4,000	3,928
ICON Luxembourg S.a.r.l. (3 month LIBOR + 2.250%) 3.313%, 7/3/28(2)	12,038	11,970
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
ICU Medical, Inc. Tranche B (2 month Term SOFR + 2.500%) 3.000%, 1/8/29(2)	$ 3,045	$ 3,030
ImageFirst Holdings LLC (3 month LIBOR + 4.500%) 5.250% - 5.506%, 4/27/28(2)	2,447	2,398
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(2)	5,515	5,473
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.197%, 11/16/25(2)	21,857	21,704
LSCS Holdings, Inc. (1 month LIBOR + 4.500%) 5.000%, 12/16/28(2)	3,167	3,126
Mamba Purchaser, Inc. (1 month LIBOR + 3.750%) 4.250%, 10/16/28(2)	5,110	5,046
Medical Solutions Holdings, Inc. (6 month LIBOR + 3.500%) 4.000%, 11/1/28(2)	4,830	4,782
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(2)	23,600	23,352
Medrisk, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 5/10/28(2)	4,895	4,846
Midwest Physician Administrative Services LLC First Lien (3 month LIBOR + 3.250%) 4.256%, 3/10/28(2)	5,215	5,142
MJH Healthcare Holdings LLC Tranche B (1 month Term SOFR + 3.500%) 4.000%, 12/17/28(2)	6,305	6,242
MPH Acquisition Holdings LLC (1 month LIBOR + 4.250%) 4.750%, 9/1/28(2)	6,383	6,191
	Par Value	Value

Health Care—continued
NAPA Management Services Corp. (3 month Term SOFR 6.149%, 2/18/29(2)	$ 6,500	$ 6,402
National Mentor Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 4.500% - 4.760%, 3/2/28(2)	7,283	7,033
Tranche C, First Lien (3 month LIBOR + 3.750%) 4.760%, 3/2/28(2)	213	206
Onex TSG Intermediate Corp. (1 month LIBOR + 4.750%) 5.500%, 2/28/28(2)	2,908	2,879
Option Care Health, Inc. Tranche B (1 month LIBOR + 2.750%) 3.250%, 10/27/28(2)	8,747	8,653
Organon & Co. (3 month LIBOR + 3.000%) 3.563%, 6/2/28(2)	6,697	6,655
Owens & Minor Distribution, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 0.000%, 3/29/29(2)(3)	2,605	2,592
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.756%, 11/30/27(2)	7,085	7,039
Pediatric Associates Holding Co. LLC (1 month LIBOR + 3.250%) 3.750%, 12/29/28(2)	3,439	3,390
PetIQ, Inc. First Lien (3 month LIBOR + 4.250%) 4.750%, 4/13/28(2)	4,665	4,630
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 11/15/28(2)	3,750	3,719
Physician Partners LLC (1 month LIBOR + 4.000%) 4.500%, 12/22/28(2)	3,430	3,391
Pluto Acquisition I, Inc. 2021, First Lien (1 month LIBOR + 4.000%) 4.209%, 6/22/26(2)	5,001	4,926
PRA Health Sciences, Inc. (3 month LIBOR + 2.250%) 3.313%, 7/3/28(2)	2,991	2,974
	Par Value	Value

Health Care—continued
RBP Global Holdings Ltd. (3 month LIBOR + 5.250%) 6.000%, 6/30/26(2)	$ 3,881	$ 3,842
RPI Intermediate Finance Trust Tranche B-1 (3 month LIBOR + 1.750%) 0.000%, 2/11/27(2)(3)	4,261	4,214
RXB Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.250%, 12/20/27(2)	5,360	5,319
SCP Eye Care Services LLC (6 month LIBOR + 4.500%) 6.000%, 3/16/28(2)	2,745	2,697
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.710%, 3/6/25(2)	5,000	4,934
Signify Health LLC (3 month LIBOR + 3.250%) 4.256%, 6/22/28(2)	3,020	2,966
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(2)	4,125	4,067
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(2)	10,315	10,224
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 6.250%, 3/2/27(2)	11,907	11,307
WP CityMD Bidco LLC (3 month LIBOR + 3.250%) 3.750%, 12/22/28(2)	5,631	5,594
		338,437

Housing—2.9%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(2)	4,444	4,403
ACProducts Holdings, Inc. (6 month LIBOR + 4.250%) 4.750%, 5/17/28(2)	7,703	6,929
Brookfield Property REIT, Inc. Tranche B (1 month LIBOR + 2.500%) 3.180%, 8/27/25(2)	12,791	12,458
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Housing—continued
Core & Main LP Tranche B-1 (1 month LIBOR + 2.500%) 2.947%, 7/27/28(2)	$ 6,813	$ 6,745
CP Iris Holdco I, Inc. First Lien (1 month LIBOR + 3.750%) 4.000%, 10/2/28(2)	2,929	2,854
Cushman & Wakefield U.S. Borrower LLC (1 month LIBOR + 2.750%) 3.207%, 8/21/25(2)	6,992	6,887
Foley Products Co. LLC (3 month Term SOFR + 4.750%) 5.551%, 12/29/28(2)	4,055	4,014
Forest City Enterprises LP Tranche B (3 month LIBOR + 3.500%) 0.000%, 12/8/25(2)(3)	1,899	1,884
Foundation Building Materials, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 1/31/28(2)	5,444	5,342
Griffon Corp. Tranche B (3 month Term SOFR + 2.750%) 3.267%, 1/24/29(2)	3,825	3,781
Hunter Douglas, Inc. Tranche B-1 (3 month Term SOFR + 3.500%) 4.000%, 2/26/29(2)	5,815	5,691
Installed Building Products, Inc. (1 month LIBOR + 2.250%) 2.750%, 12/14/28(2)	2,993	2,979
LBM Acquisition LLC First Lien (1 month LIBOR + 3.750%) 4.500%, 12/17/27(2)	6,328	6,164
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/9/28(2)(3)	3,610	3,540
Smyrna Ready Mix Concrete LLC 0.000%, 3/24/29(2)	3,990	3,930
Snap One Holdings Corp. (3 month LIBOR + 4.500%) 5.506%, 12/28/28(2)	6,350	6,223
	Par Value	Value

Housing—continued
VC GB Holdings I Corp. Second Lien (3 month LIBOR + 6.750%) 7.756%, 7/23/29(2)	$ 1,250	$ 1,206
		85,030

Information Technology—14.9%
Allegro MicroSystems, Inc. (1 month LIBOR + 3.750%) 4.250%, 9/30/27(2)	393	389
Altar Bidco, Inc.
(1 month Term SOFR + 3.350%) 3.850%, 2/1/29(2)	4,295	4,232
Second Lien (1 month LIBOR + 5.600%) 6.100%, 2/1/30(2)	2,950	2,906
Apttus Corporation (3 month LIBOR + 4.250%) 5.000%, 5/8/28(2)	3,094	3,082
AQA Acquisition Holding, Inc. First Lien (3 month LIBOR + 4.250%) 5.256%, 3/3/28(2)	3,885	3,861
ASP T3 Acquisition Co. LLC First Lien (3 month LIBOR + 4.250%) 5.256%, 10/8/28(2)	3,020	2,960
Astra Acquisition Corp. Tranche B (1 month LIBOR + 5.250%) 5.750%, 10/25/28(2)	6,489	6,286
Atlas Purchaser, Inc.
First Lien (3 month LIBOR + 5.250%) 6.000%, 5/8/28(2)	5,013	4,855
Second Lien (3 month LIBOR + 9.000%) 9.750%, 5/7/29(2)	825	792
Avaya, Inc. Tranche B-1 (1 month LIBOR + 4.250%) 4.647%, 12/15/27(2)	7,148	7,089
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.733%, 2/12/25(2)	4,052	4,030
	Par Value	Value

Information Technology—continued
Brave Parent Holdings, Inc. (1 month LIBOR + 4.000%) 4.209%, 4/18/25(2)	$ 4,173	$ 4,115
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 4.774%, 6/30/24(2)	6,081	3,625
Castle U.S. Holding Corp.
(1 month LIBOR + 3.750%) 4.207%, 1/29/27(2)	795	767
Tranche B-2 (1 month LIBOR + 4.000%) 4.750%, 1/29/27(2)	3,967	3,927
Cloudera, Inc.
(1 month LIBOR + 3.750%) 4.250%, 10/8/28(2)	3,750	3,698
Second Lien (1 month LIBOR + 6.000%) 6.500%, 10/8/29(2)	2,000	1,965
ConnectWise LLC (1 month LIBOR + 3.500%) 4.000%, 9/29/28(2)	5,681	5,635
ConvergeOne Holdings, Inc. First Lien (1 month LIBOR + 5.000%) 5.457%, 1/4/26(2)	6,726	6,417
CoreLogic, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 6/2/28(2)	7,154	7,060
Cornerstone OnDemand, Inc. (1 month LIBOR + 3.750%) 4.250%, 10/16/28(2)	3,770	3,728
Creation Technologies, Inc. (3 month LIBOR + 5.500%) 6.000%, 10/5/28(2)	3,550	3,461
DCert Buyer, Inc.
First Lien (1 month LIBOR + 4.000%) 4.457%, 10/16/26(2)	2,065	2,047
Second Lien (1 month LIBOR + 7.000%) 7.457%, 2/19/29(2)	3,625	3,575
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Digi International, Inc. (1 month LIBOR + 5.000%) 5.500%, 11/1/28(2)	$ 4,160	$ 4,139
E2Open LLC (3 month LIBOR + 3.500%) 4.000%, 2/4/28(2)	4,494	4,429
Endurance International Group Holdings, Inc. (3 month LIBOR + 3.500%) 4.250%, 2/10/28(2)	4,249	4,122
Ensono LP First Lien (3 month LIBOR + 4.000%) 4.750%, 5/26/28(2)	3,578	3,511
EP Purchaser LLC (3 month LIBOR + 3.500%) 4.506%, 11/6/28(2)	3,695	3,663
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750% - 4.983%, 12/1/27(2)	15,340	15,301
IDERA, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(2)	4,201	4,119
II-VI, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 12/8/28(2)(3)	7,645	7,588
Instructure Holdings, Inc. Tranche B (6 month LIBOR + 2.750%) 3.269%, 10/30/28(2)	2,935	2,920
Ivanti Software, Inc.
(3 month LIBOR + 4.000%) 4.750%, 12/1/27(2)	2,653	2,601
Tranche B, First Lien (3 month LIBOR + 4.250%) 5.000%, 12/1/27(2)	3,075	3,027
LI Group Holdings, Inc. 2021 (3 month LIBOR + 3.750%) 4.756% - 5.250%, 3/11/28(2)	3,160	3,126
LogMeIn, Inc. First Lien (1 month LIBOR + 4.750%) 5.218%, 8/31/27(2)	10,231	10,029
	Par Value	Value

Information Technology—continued
MA Financeco LLC Tranche B-4 (3 month LIBOR + 4.250%) 5.250%, 6/5/25(2)	$ 7,884	$ 7,806
Macom Technology Solutions Holdings, Inc. (1 month LIBOR + 2.250%) 2.459%, 5/17/24(2)	596	588
Magenta Buyer LLC
First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(2)	6,653	6,592
Second Lien (3 month LIBOR + 8.250%) 9.000%, 7/27/29(2)	2,540	2,511
Magnite, Inc. (3 month LIBOR + 5.000%) 5.750% - 5.810%, 4/28/28(2)	4,237	4,185
Mavenir Systems, Inc. (3 month LIBOR + 4.750%) 5.250%, 8/18/28(2)	7,500	7,444
Maverick Bidco, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 5/18/28(2)	2,878	2,835
MaxLinear, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 6/23/28(2)	7,781	7,684
McAfee Corp. Tranche B-1 (3 month Term SOFR + 4.000%) 4.500%, 3/1/29(2)	16,350	16,207
MeridianLink, Inc. (3 month LIBOR + 3.000%) 4.006%, 11/10/28(2)	4,540	4,441
Mermaid Bidco, Inc. Tranche B-2 (3 month LIBOR + 3.500%) 4.250%, 12/22/27(2)	6,042	5,963
MKS Instruments, Inc.
Tranche B (3 month LIBOR + 2.250%) 0.000%, 10/20/28(3)	18,061	17,886
Tranche B-6 (1 month LIBOR + 1.750%) 2.207%, 2/2/26(2)	1,948	1,922
Motus Operations LLC (3 month LIBOR + 4.000%) 4.703%, 11/3/28(2)	3,250	3,197
	Par Value	Value

Information Technology—continued
N-able International Holdings II LLC (3 month LIBOR + 3.000%) 3.508%, 7/19/28(2)	$ 2,254	$ 2,226
NortonLifeLock, Inc. Tranche B (3 month LIBOR + 2.000%) 0.000%, 1/28/29(2)(3)	11,265	11,115
Oceankey U.S. II Corp. (1 month LIBOR + 3.500%) 4.000%, 12/15/28(2)	2,110	2,087
Orchid Merger Sub II LLC (3 month Term SOFR + 5.000%) 5.327%, 7/27/27(2)	5,505	5,257
Ping Identity Corp. (1 month Term SOFR + 3.750%) 4.250%, 11/22/28(2)	3,795	3,767
Planview Parent, Inc. First Lien (3 month LIBOR + 4.000%) 5.006%, 12/17/27(2)	3,516	3,467
Polaris Newco LLC First Lien (1 month LIBOR + 4.000%) 4.500%, 6/2/28(2)	4,840	4,800
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(2)	6,596	6,524
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.758%, 8/31/28(2)	4,229	4,179
Quest Software U.S. Holdings, Inc.
First Lien (3 month Term SOFR + 4.250%) 4.750%, 2/1/29(2)	4,250	4,180
Second Lien (3 month SOFR 5D + 7.650%) 7.920%, 2/1/30(2)	8,500	8,229
Rackspace Technology Global, Inc. Tranche B (3 month LIBOR + 2.750%) 3.500%, 2/15/28(2)	7,672	7,516
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Red Planet Borrower LLC First Lien (3 month LIBOR + 3.750%) 4.756%, 10/2/28(2)	$ 4,249	$ 4,186
Renaissance Holding Corp. First Lien (1 month LIBOR + 3.250%) 3.707%, 5/30/25(2)	4,553	4,493
Renaissance Holdings Corp. (3 month LIBOR + 4.500%) 0.000%, 3/30/29(2)(3)	1,080	1,073
Seattle SpinCo, Inc.
(1 month LIBOR + 2.750%) 2.959%, 6/21/24(2)	3,490	3,437
Tranche B-1 (1 month Term SOFR + 4.000%) 4.500%, 2/26/27(2)	1,060	1,047
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 3.207%, 2/5/24(2)	6,613	6,514
Sovos Compliance LLC First Lien (1 month LIBOR + 4.500%) 5.000%, 8/11/28(2)	2,131	2,124
SS&C Technologies Holdings, Inc.
Tranche B-6 (3 month LIBOR + 2.250%) 0.000%, 3/22/29(2)(3)	1,444	1,430
Tranche B-7 (3 month LIBOR + 2.250%) 0.000%, 3/22/29(2)(3)	1,956	1,936
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 2.207%, 4/16/25(2)	1,428	1,405
Tranche B-4 (1 month LIBOR + 1.750%) 2.207%, 4/16/25(2)	1,160	1,140
Surf Holdings S.a.r.l First Lien (3 month LIBOR + 3.500%) 4.110%, 3/5/27(2)	5,616	5,556
Symplr Software, Inc. First Lien (3 month Term SOFR + 4.500%) 5.251%, 12/22/27(2)	4,633	4,553
	Par Value	Value

Information Technology—continued
Synaptics, Inc. (6 month LIBOR + 2.250%) 2.750%, 12/1/28(2)	$ 2,672	$ 2,657
Taboola, Inc. Tranche B (3 month LIBOR + 4.000%) 4.500%, 9/1/28(2)	4,363	4,330
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(2)	2,658	2,625
TIBCO Software, Inc. Tranche B-3 (1 month LIBOR + 3.750%) 4.210%, 6/30/26(2)	6,708	6,666
Turing Midco LLC (1 month LIBOR + 2.750%) 3.250%, 3/24/28(2)	2,191	2,157
Uber Technologies, Inc. 2021 (3 month LIBOR + 3.500%) 0.000%, 2/25/27(2)(3)	2,000	1,990
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 5.750%, 5/3/27(2)	675	669
2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(2)	14,364	14,234
Ultimate Software Group, Inc. (The) First Lien (3 month LIBOR + 3.750%) 4.756%, 5/4/26(2)	5,118	5,093
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 4.207%, 8/27/25(2)	8,626	8,594
UST Holdings Ltd. (1 month LIBOR + 3.750%) 4.250%, 11/20/28(2)	4,190	4,127
Valkyr Purchaser LLC (3 month LIBOR + 4.000%) 4.750%, 11/5/27(2)	4,192	4,182
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.991%, 3/2/27(2)	4,140	4,031
Virtusa Corp.
Tranche B (1 month LIBOR + 3.750%) 4.500%, 2/11/28(2)	7,028	6,958
	Par Value	Value

Information Technology—continued
Tranche B-1 (3 month Term SOFR + 4.000%) 4.500%, 2/15/29(2)	$ 1,200	$ 1,188
Xperi Holding Corp. Tranche B (1 month LIBOR + 3.500%) 3.957%, 6/8/28(2)	10,873	10,729
		430,809

Manufacturing—3.5%
Ali Group SRL Tranche B (3 month LIBOR + 2.500%) 0.000%, 10/13/28(2)(3)	3,770	3,710
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 0.750%) 4.250%, 10/8/27(2)	3,554	3,517
Alltech, Inc. Tranche B (1 month LIBOR + 4.000%) 4.500%, 10/13/28(2)	2,928	2,876
American Trailer World Corp. First Lien (1 month Term SOFR + 3.850%) 4.500%, 3/3/28(2)	6,426	6,153
Apex Group Treasury LLC (3 month LIBOR + 3.750%) 4.756%, 7/27/28(2)	3,766	3,731
Canada Goose, Inc. 2021 (3 month LIBOR + 3.500%) 4.506%, 10/7/27(2)	4,017	3,979
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(2)	9,548	9,400
Granite U.S. Holdings Corp. Tranche B (3 month LIBOR + 4.000%) 5.063%, 9/30/26(2)	2,260	2,232
Grinding Media, Inc. First Lien (3 month LIBOR + 4.000%) 4.796%, 10/12/28(2)	3,542	3,502
Hyperion Materials & Technologies, Inc. (3 month LIBOR + 4.500%) 5.008%, 8/30/28(2)	2,314	2,290
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Madison IAQ LLC (6 month LIBOR + 3.250%) 4.524%, 6/21/28(2)	$ 3,772	$ 3,713
Ozark Holdings LLC 2020 (1 month LIBOR + 3.750%) 4.250%, 12/16/27(2)	2,847	2,811
Pelican Products, Inc. First Lien (3 month LIBOR + 4.250%) 4.750%, 12/29/28(2)	6,110	5,980
Plaskolite PPC Intermediate II LLC 2021-1 (6 month LIBOR + 4.000%) 4.750%, 12/15/25(2)	2,406	2,303
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.400%, 2/23/29(2)	4,000	3,933
Standard Industries, Inc. (6 month LIBOR + 2.500%) 3.788%, 9/22/28(2)	9,318	9,290
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.457%, 10/1/25(2)	13,983	13,789
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/31/28(2)	2,152	2,082
VM Consolidated, Inc. (3 month LIBOR + 3.250%) 3.604%, 3/24/28(2)	8,208	8,143
WireCo WorldGroup, Inc. (6 month LIBOR + 4.250%) 4.750%, 11/13/28(2)	3,923	3,863
Zurn LLC Tranche B (1 month LIBOR + 2.250%) 2.750%, 10/4/28(2)	2,499	2,482
		99,779

Media / Telecom - Broadcasting—1.6%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 5.750%, 8/2/27(2)	15,091	15,058
Gogo Intermediate Holdings LLC (3 month LIBOR + 3.750%) 4.500%, 4/30/28(2)	5,313	5,267
	Par Value	Value

Media / Telecom - Broadcasting—continued
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 2.731%, 1/2/26(2)	$ 6,986	$ 6,924
Hubbard Radio LLC (1 month LIBOR + 4.250%) 5.250%, 3/28/25(2)	2,292	2,272
Terrier Media Buyer, Inc. 2021, Tranche B (1 month LIBOR + 3.500%) 3.957%, 12/17/26(2)	4,975	4,893
Univision Communications, Inc. 2021 (1 month LIBOR + 3.250%) 4.000%, 3/15/26(2)	12,203	12,117
		46,531

Media / Telecom - Cable/Wireless Video—3.2%
Atlantic Broadband Finance LLC Tranche B (1 month LIBOR + 2.500%) 3.000%, 9/1/28(2)	7,213	7,153
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.210%, 2/1/27(2)	6,539	6,477
Coral-U.S. Co-Borrower LLC
Tranche B-5 (3 month LIBOR + 2.250%) 2.647%, 1/31/28(2)	6,819	6,661
Tranche B-6 (3 month LIBOR + 3.000%) 0.000%, 10/15/29(2)(3)	1,000	989
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.647%, 7/17/25(2)	8,449	8,296
2019 (3 month LIBOR + 2.500%) 2.897%, 4/15/27(2)	3,178	3,118
Eagle Broadband Investments LLC (3 month LIBOR + 3.000%) 3.750%, 11/12/27(2)	8,978	8,852
Intelsat Jackson Holdings S.A. Tranche B (6 month Term SOFR + 4.250%) 4.920%, 2/1/29(2)	13,860	13,613
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Radiate Holdco LLC (1 month LIBOR + 3.250%) 4.000%, 9/25/26(2)	$ 10,399	$ 10,299
Telenet Financing USD LLC Tranche AR (3 month LIBOR + 2.000%) 2.397%, 4/28/28(2)	6,435	6,278
Virgin Media Bristol LLC Tranche N (3 month LIBOR + 2.500%) 2.897%, 1/31/28(2)	11,256	11,103
Wide Open West Finance LLC Tranche B (3 month Term SOFR + 3.000%) 3.500%, 12/20/28(2)	2,948	2,926
Ziggo Financing Partnership Tranche I (3 month LIBOR + 2.500%) 2.897%, 4/28/28(2)	6,867	6,756
		92,521

Media / Telecom - Diversified Media—3.6%
Allen Media LLC Tranche B (3 month LIBOR + 5.500%) 6.301%, 2/10/27(2)	5,359	5,307
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 3.500%, 2/1/24(2)	10,633	10,573
Applovin Corp.
(1 month LIBOR + 3.000%) 3.500%, 10/25/28(2)	5,514	5,463
(1 month LIBOR + 3.250%) 3.707%, 8/15/25(2)	5,804	5,764
Arches Buyer, Inc. (1 month LIBOR + 3.250%) 3.750%, 12/6/27(2)	2,666	2,618
Constant Contact, Inc. First Lien (3 month LIBOR + 4.000%) 4.750%, 2/10/28(2)	4,641	4,578
Deluxe Entertainment Services Group, Inc., PIK Interest Capitalization Second Lien (3 month LIBOR + 8.500%) 9.506%, 9/25/24(2)(5)(6)(7)	4,286	—
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Digital Media Solutions LLC (1 month LIBOR + 5.000%) 5.750%, 5/25/26(2)	$ 3,328	$ 3,249
E.W. Scripps Co. (The) Tranche B-2 (1 month LIBOR + 2.563%) 3.313%, 5/1/26(2)	7,270	7,173
Electronics For Imaging, Inc. First Lien (1 month LIBOR + 5.000%) 5.209%, 7/23/26(2)	4,256	4,137
Lions Gate Capital Holdings LLC Tranche B (3 month LIBOR + 2.250%) 2.707%, 3/24/25(2)	8,263	8,134
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.250%, 7/28/28(2)	5,807	5,740
MH Sub I LLC
2020 (1 month LIBOR + 3.750%) 4.750%, 9/13/24(2)	4,175	4,124
First Lien (1 month LIBOR + 3.500%) 3.957%, 9/13/24(2)	9,360	9,234
Second Lien (1 month LIBOR + 6.250%) 6.707%, 2/23/29(2)	2,565	2,536
RR Donnelley & Sons Co. (3 month LIBOR + 5.000%) 5.500%, 11/2/26(2)	2,910	2,879
Trader Interactive LLC (1 month LIBOR + 4.000%) 4.500%, 7/28/28(2)	2,366	2,330
Vericast Corp. 2021 (3 month LIBOR + 7.750%) 8.756%, 6/16/26(2)	5,002	4,135
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 3.210%, 5/18/25(2)	16,939	16,625
		104,599

	Par Value	Value

Media / Telecom - Telecommunications—3.9%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 2.991%, 7/15/25(2)	$ 6,594	$ 6,412
2017 (3 month LIBOR + 2.750%) 2.989%, 1/31/26(2)	13,037	12,541
AP Core Holdings II LLC Tranche B-2 (1 month LIBOR + 5.500%) 6.250%, 9/1/27(2)	7,800	7,751
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/15/27(2)	6,982	6,788
Cincinnati Bell, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 4.051%, 11/22/28(2)	3,366	3,318
Connect U.S. Finco LLC (1 month LIBOR + 3.500%) 4.500%, 12/11/26(2)	8,457	8,377
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(2)	4,768	4,451
Frontier Communications Co. Tranche B (3 month LIBOR + 3.750%) 4.813%, 5/1/28(2)	1,719	1,690
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 2.207%, 3/1/27(2)	3,845	3,770
MetroNet Systems Holdings LLC 2021, First Lien (3 month LIBOR + 3.750%) 4.500%, 6/2/28(2)	5,615	5,546
Numericable U.S. LLC
Tranche B-12 (3 month LIBOR + 3.688%) 3.927%, 1/31/26(2)	14,116	13,776
Tranche B-13 (3 month LIBOR + 4.000%) 4.118%, 8/14/26(2)	16,655	16,329
Viasat Technologies Ltd. (3 month Term SOFR + 4.500%) 5.000%, 3/2/29(2)	2,500	2,484
	Par Value	Value

Media / Telecom - Telecommunications—continued
Voyage Australia Pty Ltd. First Lien (3 month LIBOR + 3.500%) 4.000%, 7/20/28(2)	$ 2,637	$ 2,605
Voyage Digital NZ Tranche B (3 month LIBOR + 4.500%) 0.000%, 3/2/29(2)(3)	4,160	4,077
Zacapa S.a.r.l. 2022 (3 month Term SOFR + 4.250%) 4.766%, 3/22/29(2)	14,000	13,892
		113,807

Media / Telecom - Wireless Communications—0.9%
CCI Buyer, Inc. First Lien (3 month Term SOFR + 4.000%) 4.750%, 12/17/27(2)	8,731	8,598
Commscope, Inc. (1 month LIBOR + 3.250%) 3.707%, 4/6/26(2)	2,522	2,452
Crown Subsea Communications Holding, Inc. (1 month LIBOR + 4.750%) 5.500%, 4/27/27(2)	3,366	3,343
Iridium Satellite LLC Tranche B-2 (1 month LIBOR + 2.500%) 3.250%, 11/4/26(2)	3,240	3,210
Orbcomm, Inc. (1 month LIBOR + 4.250%) 5.000%, 9/1/28(2)	3,082	3,049
Venga Finance S.a.r.l. (3 month LIBOR + 4.750%) 0.000%, 12/4/28(2)(3)	4,900	4,751
		25,403

Metals / Minerals—0.8%
AMG Advanced Metallurgical Group N.V. (1 month LIBOR + 3.500%) 4.000%, 11/30/28(2)	4,693	4,611
Atkore International, Inc. (3 month LIBOR + 2.000%) 2.563%, 5/26/28(2)	3,422	3,371
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Metals / Minerals—continued
Consol Energy, Inc. Tranche B (1 month LIBOR + 4.500%) 4.957%, 9/27/24(2)	$ 6,133	$ 6,043
Oxbow Carbon LLC Tranche B, First Lien (1 month LIBOR + 4.250%) 5.000%, 10/17/25(2)	7,531	7,456
TMS International Corp. Tranche B-3 (1 month LIBOR + 2.750%) 3.750%, 8/14/24(2)	2,696	2,669
		24,150

Retail—2.8%
Academy Ltd. (1 month LIBOR + 3.750%) 4.500%, 11/5/27(2)	5,521	5,476
AIP RD Buyer Corp. Tranche B, First Lien (1 month Term SOFR + 4.250%) 4.750%, 12/22/28(2)	3,400	3,366
Ascena Retail Group, Inc. Tranche B (3 month LIBOR + 0.750%) 0.750% - 1.500%, 8/21/22(2)(5)(6)	2,496	5
Belk, Inc. First Lien (3 month LIBOR + 7.500%) 8.500%, 7/31/25(2)	4,375	4,337
Belk, Inc., PIK Interest Capitalization Second Lien 13.000%, 7/31/25(8)	7,330	4,679
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.500%) 4.250%, 11/8/27(2)	2,372	2,357
Crocs, Inc. (3 month Term SOFR + 3.500%) 4.030% - 4.449%, 2/20/29(2)	6,860	6,681
CWGS Group LLC (1 month LIBOR + 2.500%) 3.250%, 6/3/28(2)	6,421	6,160
DEI Sales, Inc. First Lien (1 month LIBOR + 5.500%) 6.250%, 4/28/28(2)	5,861	5,802
	Par Value	Value

Retail—continued
Empire Today LLC (3 month LIBOR + 5.000%) 5.750%, 4/3/28(2)	$ 3,123	$ 2,962
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 4.500%, 3/6/28(2)	4,698	4,675
J.C. Penney Corp., Inc. Tranche B 5.250%, 6/23/23(2)(5)(6)	3,733	4
Jo-Ann Stores LLC Tranche B-1 (3 month LIBOR + 4.750%) 5.500%, 7/7/28(2)	4,372	3,794
LSF9 Atlantis Holdings LLC Tranche B (3 month LIBOR + 7.250%) 0.000%, 3/29/29(2)(3)	3,950	3,871
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 0.000%, 4/15/28(2)(3)	2,204	2,063
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.256%, 3/3/28(2)	6,435	6,366
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(2)	4,766	4,746
Rent-A-Center, Inc. Tranche B-2 (3 month LIBOR + 3.250%) 3.813%, 2/17/28(2)	5,667	5,543
Rising Tide Holdings, Inc.
First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(2)	2,054	1,984
Second Lien (1 month LIBOR + 8.250%) 9.000%, 6/1/29(2)	2,545	2,386
Tory Burch LLC Tranche B (1 month LIBOR + 3.000%) 3.500%, 4/16/28(2)	2,794	2,710
		79,967

	Par Value	Value

Service—9.3%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 4.500%) 5.250%, 8/12/28(2)	$ 6,212	$ 6,179
AG Group Holdings, Inc. (1 month Term SOFR + 4.250%) 4.750%, 12/29/28(2)	4,492	4,467
American Public Education, Inc. (1 month LIBOR + 5.500%) 6.250%, 3/29/27(2)	3,722	3,666
American Residential Services LLC First Lien (3 month LIBOR + 3.500%) 4.506%, 10/15/27(2)	2,163	2,133
APX Group, Inc. (1 month LIBOR + 3.500%) 4.000% - 6.000%, 7/10/28(2)	8,040	7,922
Ascend Learning LLC (1 month LIBOR + 3.500%) 4.000%, 12/11/28(2)	3,910	3,862
ASP Dream Acquisition Co. LLC Tranche B (3 month Term SOFR + 4.250%) 5.150%, 12/15/28(2)	4,225	4,162
Belfor Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 4.207%, 4/6/26(2)	4,454	4,426
Tranche B-2, First Lien (3 month LIBOR + 4.250%) 0.000%, 4/6/26(2)(3)	2,000	1,990
Camelot U.S. Acquisition I Co. (1 month LIBOR + 3.000%) 4.000%, 10/30/26(2)	6,677	6,606
Centuri Group, Inc. (1 month LIBOR + 2.500%) 3.000%, 8/27/28(2)	4,181	4,104
Clean Harbors, Inc. 2021 (3 month LIBOR + 2.000%) 2.457%, 10/8/28(2)	2,294	2,268
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
Conduent Business Services LLC Tranche B (1 month LIBOR + 4.250%) 4.750%, 10/16/28(2)	$ 3,511	$ 3,458
Conservice Midco LLC First Lien (1 month LIBOR + 4.250%) 4.707%, 5/13/27(2)	3,670	3,618
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.500%) 4.250%, 3/31/28(2)	3,228	3,191
Dun & Bradstreet Corp. (The)
, Tranche B (1 month LIBOR + 3.250%) 3.697%, 2/6/26(2)	3,200	3,166
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.560%, 1/18/29(2)	2,755	2,727
EAB Global, Inc. (3 month LIBOR + 3.500%) 4.000%, 8/16/28(2)	2,494	2,466
Employbridge Holding Co. Tranche B (3 month LIBOR + 4.750%) 5.756%, 7/19/28(2)	5,970	5,893
Energize Holdco LLC (1 month LIBOR + 3.750%) 4.250%, 12/8/28(2)	4,645	4,564
EverCommerce Solutions, Inc. (1 month LIBOR + 3.250%) 3.750%, 7/6/28(2)	5,109	5,045
First Student Bidco, Inc.
Tranche B (3 month LIBOR + 3.000%) 3.983%, 7/21/28(2)	4,710	4,667
Tranche C (3 month LIBOR + 3.000%) 3.983%, 7/21/28(2)	1,743	1,727
Foundational Education Group, Inc.
(1 month LIBOR + 4.250%) 4.750%, 8/31/28(2)	2,955	2,946
(3 month LIBOR + 6.500%) 7.000%, 8/19/29(2)	830	822
	Par Value	Value

Service—continued
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.500%, 5/30/25(2)	$ 4,536	$ 4,513
GI Consilio Parent LLC First Lien (1 month LIBOR + 4.000%) 4.500%, 4/30/28(2)	4,721	4,656
Gopher Resource LLC (1 month LIBOR + 3.250%) 4.250%, 3/6/25(2)	2,664	2,408
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(2)	4,356	4,247
Harsco Corp. (1 month LIBOR + 2.250%) 2.750%, 3/10/28(2)	4,992	4,857
Holding Socotec Tranche B (3 month LIBOR + 4.250%) 5.000%, 6/30/28(2)	3,305	3,280
Lakeland Tours LLC PIK Interest Capitalization First Lien 13.250%, 9/25/27(7)	97	67
Maximus, Inc. Tranche B (3 month LIBOR + 2.000%) 2.500%, 5/28/28(2)	2,551	2,527
McKissock Investment Holdings LLC (1 month Term SOFR + 5.000%) 5.750% - 5.951%, 3/12/29(2)	2,000	1,985
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 5.457%, 9/21/26(2)	6,076	6,050
Michael Baker International LLC (1 month LIBOR + 5.000%) 5.750%, 12/1/28(2)	2,723	2,682
Mister Car Wash Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.457%, 5/14/26(2)	1,686	1,661
NAB Holdings LLC (3 month Term SOFR + 3.000%) 3.801%, 11/23/28(2)	4,070	4,015
	Par Value	Value

Service—continued
National Intergovernmental Purchasing Alliance Co. First Lien (3 month LIBOR + 3.500%) 4.506%, 5/23/25(2)	$ 2,904	$ 2,848
Nielsen Consumer, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.207%, 3/6/28(2)	3,960	3,916
Nuvei Technologies Corp. (1 month LIBOR + 2.500%) 3.000%, 9/29/25(2)	2,471	2,447
Osmose Utilities Services, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 6/23/28(2)	5,154	5,083
Oyo Hospitality Netharlands B.V. (3 month LIBOR + 8.250%) 9.210%, 6/23/26(2)	3,448	3,431
Paysafe Holdings U.S. Corp. Tranche B-1 (1 month LIBOR + 2.750%) 3.250%, 6/28/28(2)	5,667	5,412
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(2)	15,936	15,801
Pitney Bowes, Inc. Tranche B (1 month LIBOR + 4.000%) 4.460%, 3/17/28(2)	2,916	2,864
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(2)	3,138	3,101
Pre-Paid Legal Services, Inc. First Lien (1 month LIBOR + 3.750%) 4.250%, 12/15/28(2)	3,000	2,959
Prime Security Services Borrower LLC 2021, Tranche B-1 (3 month LIBOR + 2.750%) 3.500%, 9/23/26(2)	5,516	5,470
Priority Holdings LLC (3 month LIBOR + 5.750%) 6.750%, 4/27/27(2)	5,518	5,477
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
Red Ventures LLC
Tranche B-2 (1 month LIBOR + 2.500%) 2.957%, 11/8/24(2)	$ 1,526	$ 1,506
Tranche B-3, First Lien (1 month LIBOR + 3.500%) 4.250%, 11/8/24(2)	6,538	6,467
Refficiency Holdings LLC 2021 (1 month LIBOR + 3.750%) 4.500%, 12/16/27(2)	3,987	3,932
Seren Bidco AB Tranche B-4 (3 month LIBOR + 4.000%) 4.508%, 11/16/28(2)	1,686	1,669
Signal Parent, Inc. (1 month LIBOR + 3.500%) 4.250%, 4/3/28(2)	4,307	3,826
Sitel Worldwide Corp. (1 month LIBOR + 3.750%) 4.210%, 8/28/28(2)	6,681	6,616
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 4.750%, 3/6/28(2)	3,510	3,478
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.750%, 2/10/29(2)	3,112	3,069
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 5.506%, 12/4/26(2)	3,930	3,902
Thevelia U.S. LLC (3 month LIBOR + 4.000%) 0.000%, 2/10/29(2)(3)	4,095	4,034
Titan U.S. Finco LLC (3 month LIBOR + 4.000%) 5.006%, 10/18/28(2)	2,665	2,639
Trans Union LLC 2021, Tranche B-6 (1 month LIBOR + 2.250%) 2.750%, 12/1/28(2)	6,191	6,137
TTF Holdings LLC (1 month LIBOR + 4.250%) 5.250%, 3/31/28(2)	4,439	4,416
United Talent Agency LLC Tranche B (3 month LIBOR + 4.000%) 5.006%, 7/7/28(2)	2,945	2,923
	Par Value	Value

Service—continued
Vaco Holdings LLC (3 month Term SOFR + 5.000%) 5.801%, 1/19/29(2)	$ 2,334	$ 2,315
Webhelp U.S. LLC Tranche B (3 month LIBOR + 4.000%) 0.000%, 8/4/28(2)(3)	4,567	4,486
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 4.250%, 12/21/27(2)	2,962	2,931
WIN Waste Innovations Holdings, Inc. (3 month LIBOR + 2.750%) 3.756%, 3/24/28(2)	1,706	1,690
Zoominfo LLC (1 month LIBOR + 3.000%) 3.457%, 2/2/26(2)	4,486	4,464
		268,332

Transportation - Automotive—2.0%
Adient U.S. LLC Tranche B-1 (1 month LIBOR + 3.250%) 3.707%, 4/10/28(2)	5,737	5,636
Autokiniton U.S. Holdings, Inc. Tranche B (6 month LIBOR + 4.500%) 5.000%, 4/6/28(2)	8,605	8,465
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.707%, 4/30/26(2)	2,621	2,585
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 4.756%, 10/4/28(2)	1,204	1,177
First Lien (3 month LIBOR + 3.750%) 4.717%, 10/4/28(2)	6,319	6,180
Driven Holdings LLC (12 month LIBOR + 3.000%) 3.517%, 12/15/28(2)	1,130	1,119
ENC Parent Corp. (3 month LIBOR + 4.250%) 5.256%, 8/21/28(2)	3,586	3,519
ILPEA Parent, Inc. (3 month LIBOR + 4.500%) 4.727%, 6/22/28(2)	3,284	3,210
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/28/27(2)	3,363	3,326
	Par Value	Value

Transportation - Automotive—continued
RC Buyer, Inc. First Lien (3 month LIBOR + 3.500%) 4.506%, 7/28/28(2)	$ 4,216	$ 4,150
RVR Dealership Holdings LLC (3 month Term SOFR + 3.750%) 4.500%, 2/8/28(2)	5,951	5,663
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 4.457%, 5/22/24(2)	8,144	7,981
Wheel Pros, Inc. First Lien (1 month LIBOR + 4.500%) 5.250%, 5/11/28(2)	3,851	3,664
		56,675

Transportation - Land Transportation—1.3%
Daseke Cos., Inc. (1 month LIBOR + 4.000%) 4.750%, 3/9/28(2)	8,316	8,223
Echo Global Logistics, Inc. (3 month LIBOR + 3.750%) 4.250%, 11/23/28(2)	2,730	2,694
LaserShip, Inc.
First Lien (6 month LIBOR + 4.500%) 5.250%, 5/8/28(2)	7,626	7,579
Second Lien (3 month LIBOR + 7.500%) 8.250%, 4/30/29(2)	3,135	3,115
Pilot Travel Centers LLC Tranche B (1 month LIBOR + 2.000%) 2.457%, 8/4/28(2)	10,552	10,392
Savage Enterprises LLC Tranche B (1 month LIBOR + 3.250%) 3.750%, 9/15/28(2)	5,015	4,966
		36,969

Transportation - Shipping—0.2%
Carriage Purchaser, Inc. Tranche B (1 month LIBOR + 4.250%) 5.000%, 10/2/28(2)	4,727	4,703
WWEX Uni Topco Holdings LLC
First Lien (3 month LIBOR + 4.250%) 5.256%, 7/26/28(2)	1,915	1,892
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Transportation - Shipping—continued
Second Lien (3 month LIBOR + 7.000%) 8.006%, 7/26/29(2)	$ 400	$ 392
		6,987

Utility—1.5%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(2)	10,497	10,297
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 2.457%, 8/12/26(2)	1,560	1,536
Eastern Power LLC Tranche B (3 month LIBOR + 3.750%) 4.756%, 10/2/25(2)	8,889	6,261
Generation Bridge Acquisition LLC
Tranche B (3 month LIBOR + 5.000%) 6.006%, 12/1/28(2)	2,682	2,669
Tranche C (3 month LIBOR + 5.000%) 6.006%, 12/1/28(2)	56	56
Granite Generation LLC (1 month LIBOR + 3.750%) 4.750% - 4.756%, 11/9/26(2)	6,895	6,605
Invenergy Thermal Operating I LLC (1 month LIBOR + 3.000%) 3.457%, 8/28/25(2)	3,482	3,360
Longview Power LLC (3 month LIBOR + 10.000%) 11.500%, 7/30/25(2)	1,521	1,490
PG&E Corp. Tranche B (1 month LIBOR + 3.000%) 3.500%, 6/23/25(2)	2,502	2,468
Talen Energy Supply LLC (1 month LIBOR + 3.750%) 4.207%, 7/8/26(2)	4,898	4,477
	Par Value	Value

Utility—continued
WaterBridge Midstream Operating LLC (3 month LIBOR + 5.750%) 0.000%, 6/22/26(2)(3)	$ 4,070	$ 3,919
		43,138

Total Leveraged Loans (Identified Cost $2,697,907)		2,660,916

	Shares
Preferred Stock—0.5%
Energy—0.5%
Blackbrush Oil & Gas PIK, 0.000%(5)(7)	14,242	14,167
Total Preferred Stock (Identified Cost $4,137)		14,167

Common Stocks—0.4%
Communication Services—0.0%
Desg Holdings, Inc.(5)	475,758	—
Consumer Discretionary—0.0%
Belk, Inc.(5)	1,562	19
Earnout Trust Certificates(5)	2,376	27
JCPenney Propco(5)	17,816	282
Wayne Services Legacy, Inc. (5)	2,073	—
		328

Energy—0.1%
Blackbrush Oil & Gas(5)	437,150	437
Summit Midstream Partners LP(9)	108,293	1,612
Sunshine Oil & Gas, Inc.(5)	120,539	60
		2,109

Financials—0.2%
TRU Topco Units(5)	1,866	6,060
Information Technology—0.0%
Internap Holding LLC(5)	681,392	102
Real Estate—0.0%
Hill Street Properties(5)	85,002	482
	Shares	Value

Utilities—0.1%
Longview Intermediate Holdings LLC(5)	350,306	$ 3,620
Total Common Stocks (Identified Cost $16,702)		12,701

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(9)	410,667	530
Total Rights (Identified Cost $554)		530

Warrant—0.0%
Real Estate—0.0%
Hill Street Properties(9)	144,733	—
Total Warrant (Identified Cost $1)		—

	Par Value
Convertible Bonds and Notes—0.2%
Communication Services—0.2%
Liberty Interactive LLC 4.000%, 11/15/29	$ 8,000	5,400
Total Convertible Bonds and Notes (Identified Cost $6,487)		5,400

Total Long-Term Investments—97.7% (Identified Cost $2,863,425)		2,824,292

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value
Short-Term Investment—9.6%
Money Market Mutual Fund—9.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(10)	277,179,034	$ 277,179
Total Short-Term Investment (Identified Cost $277,179)		277,179

TOTAL INVESTMENTS—107.3% (Identified Cost $3,140,604)		$3,101,471
Other assets and liabilities, net—(7.3)%		(212,329)
NET ASSETS—100.0%		$2,889,142

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFR 5D	Secured Overnight Financing Rate 5 Day

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $102,054 or 3.5% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(4)	75% of the income received was in cash and 25% was in PIK.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	100% of the income received was in PIK.
(8)	38% of the income received was in cash and 62% was in PIK.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Luxembourg	3
France	1
Netherlands	1
Canada	1
United Kingdom	1
Total	100%
† % of total investments as of March 31, 2022.
As of March 31, 2022, the Fund has the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Arc Falcon I, Inc., (3 month LIBOR + 1.000%) 1.000%, 9/30/28	$573	$570	$558	$(12)
AthenaHealth Group, Inc. 0.000%, 2/15/29	2,927	2,922	2,891	(31)
CP Iris Holdco I, Inc., (3 month LIBOR + 3.500%) 0.000%, 10/02/28(1)	586	586	571	(15)
ENC Parent Corp., (3 month LIBOR + 4.250%) 4.250%, 8/21/28	320	319	314	(5)
LendingTree, Inc., (3 month LIBOR + 8.170%) 8.170%, 9/15/28	1,500	1,486	1,481	(5)
Medical Solutions Holdings, Inc., (4 month LIBOR + 3.500%) 3.500%, 11/01/28	920	918	911	(7)
Osmosis Buyer Ltd., (3 month LIBOR + 4.000%) 0.000%, 7/31/28(1)	1,065	1,065	1,053	(12)
Pediatric Associates Holding Co. LLC, (4 month LIBOR + 1.625%) 1.625%, 12/29/28	521	521	514	(7)
Refficiency Holdings LLC, (1 month LIBOR + 3.750%) 4.500%, 12/16/27	774	775	764	(11)
SCP Eye Care Services LLC, (3 month LIBOR + 4.500%) 4.500%, 3/16/28	479	479	471	(8)
Sovos Compliance LLC, (3 month LIBOR + 4.500%) 4.500%, 8/11/28	369	369	368	(1)
Trident TPI Holdings, Inc., (3 month LIBOR + 4.000%) 4.500%, 9/15/28	201	201	197	(4)
U.S. Silica Co., (3 month LIBOR + 0.500%) 0.500%, 5/01/23	2,250	2,207	2,189	(18)
Total	$12,485	$12,418	$12,282	$(136)

(1)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$130,578	$—	$130,578	$—
Leveraged Loans	2,660,916	—	2,660,907	9(1)
Convertible Bonds and Notes	5,400	—	5,400	—
Equity Securities:
Rights	530	—	—	530
Common Stocks	12,701	1,612	—	11,089
Warrant	—	—	—	—
Preferred Stock	14,167	—	—	14,167
Money Market Mutual Fund	277,179	277,179	—	—
Total Investments	$3,101,471	$278,791	$2,796,885	$25,795

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $4,258 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $5 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common Stocks	Preferred Stocks	Rights
Investments in Securities
Balance as of December 31, 2021:	$ 19,478	$ 5,093(a)	$ 7,678(a)	$ 6,165	$ 542
Accrued discount/(premium)	16	16	—	—	—
Realized gain (loss)	77	77	—	—	—
Change in unrealized appreciation (depreciation)(b)	11,171	(167)	3,411	7,939	(12)
Purchases	1,899	1,836	—	63	—
Sales(c)	(2,593)	(2,593)	—	—	—
Transfers into Level 3(d)	5	5	—	—	—
Transfers from Level 3(d)	(4,258)	(4,258)	—	—	—
Balance as of March 31, 2022	$ 25,795	$ 9(a)	$ 11,089(a)	$ 14,167	$ 530
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2022, was $11,312.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of March 31, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2022:
Investments in Securities – Assets	Ending Balance at March 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Blackbrush Oil & Gas PIK	$14,167	Market and Company Comparables	EV Multiples	4.73x (2.95x - 6.34x)
			Illiquidity Discount	15%

Common Stocks:
Blackbrush Oil & Gas	$437	Market and Company Comparables	EV Multiples	4.73x (2.95x - 6.34x)
			Illiquidity Discount	15%

TRU Topco	$6,060	Market and Company Comparables	EV Multiples	7.06x (3.32x - 13.15x)
				8.58x (5.39x - 13.76x)
			Precedent Transaction Multiples	9.50x (7.56x - 12.27x)
			Illiquidity Discount	20%

See Notes to Schedule of Investments

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.